JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.9%
Auto Components — 1.0%
Fox Factory Holding Corp. *	539	68,456

Automobiles — 1.1%
Winnebago Industries, Inc.	991	75,986

Banks — 1.0%
First Financial Bankshares, Inc.	1,441	67,332

Biotechnology — 17.0%
ACADIA Pharmaceuticals, Inc. *	792	20,440
ADC Therapeutics SA (Switzerland) * (a)	1,377	33,617
Alector, Inc. * (a)	1,200	24,174
Allogene Therapeutics, Inc. * (a)	573	20,223
Amicus Therapeutics, Inc. *	4,276	42,247
Arrowhead Pharmaceuticals, Inc. *	962	63,809
Atara Biotherapeutics, Inc. *	2,440	35,032
Avrobio, Inc. * (a)	1,704	21,625
Biohaven Pharmaceutical Holding Co. Ltd. *	761	52,042
Blueprint Medicines Corp. *	662	64,388
Bridgebio Pharma, Inc. * (a)	821	50,598
Coherus Biosciences, Inc. * (a)	2,312	33,773
FibroGen, Inc. * (a)	930	32,283
G1 Therapeutics, Inc. * (a)	1,130	27,197
Generation Bio Co. *	486	13,832
Global Blood Therapeutics, Inc. *	431	17,571
Halozyme Therapeutics, Inc. *	2,252	93,874
Heron Therapeutics, Inc. * (a)	1,889	30,619
Homology Medicines, Inc. * (a)	554	5,211
Intercept Pharmaceuticals, Inc. * (a)	441	10,171
Kronos Bio, Inc. * (a)	859	25,149
Mirati Therapeutics, Inc. *	186	31,887
Natera, Inc. * (a)	1,166	118,354
Orchard Therapeutics plc, ADR (United Kingdom) * (a)	1,593	11,565
PMV Pharmaceuticals, Inc. * (a)	329	10,815
REGENXBIO, Inc. *	1,050	35,815
Relay Therapeutics, Inc. * (a)	862	29,786
REVOLUTION Medicines, Inc. *	734	33,667
Rubius Therapeutics, Inc. *	1,157	30,674
Sage Therapeutics, Inc. *	375	28,061
Sana Biotechnology, Inc. *	766	25,622
Twist Bioscience Corp. *	651	80,601

		1,154,722

Building Products — 4.4%
Advanced Drainage Systems, Inc.	1,170	120,918
AZEK Co., Inc. (The) *	1,174	49,354
Simpson Manufacturing Co., Inc.	619	64,216
Trex Co., Inc. * (a)	717	65,620

		300,108

Capital Markets — 1.8%
Evercore, Inc., Class A	594	78,250
Focus Financial Partners, Inc., Class A *	1,048	43,619

		121,869

Commercial Services & Supplies — 1.0%
MSA Safety, Inc.	448	67,277

Communications Equipment — 0.6%
Ciena Corp. *	720	39,380

Consumer Finance — 0.5%
PROG Holdings, Inc.	854	36,960

Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc. *	230	39,374

Diversified Telecommunication Services — 1.0%
Bandwidth, Inc., Class A * (a)	518	65,591

Electrical Equipment — 2.8%
Array Technologies, Inc. *	1,403	41,843
Bloom Energy Corp., Class A * (a)	1,653	44,711
Plug Power, Inc. * (a)	668	23,937
Shoals Technologies Group, Inc., Class A *	1,140	39,653
Vertiv Holdings Co.	2,120	42,396

		192,540

Electronic Equipment, Instruments & Components — 3.1%
II-VI, Inc. * (a)	644	44,034
Itron, Inc. *	979	86,774
Littelfuse, Inc.	306	80,822

		211,630

Equity Real Estate Investment Trusts (REITs) — 1.0%
CubeSmart	833	31,522
Terreno Realty Corp.	619	35,743

		67,265

Food & Staples Retailing — 2.9%
BJ’s Wholesale Club Holdings, Inc. *	947	42,472
Grocery Outlet Holding Corp. * (a)	1,292	47,647
Performance Food Group Co. *	1,867	107,566

		197,685

Food Products — 1.6%
Freshpet, Inc. *	680	107,966

Health Care Equipment & Supplies — 4.6%
CONMED Corp.	154	20,065
iRhythm Technologies, Inc. *	439	61,005
Nevro Corp. * (a)	480	66,993
NuVasive, Inc. *	835	54,723
Outset Medical, Inc. * (a)	498	27,106
Shockwave Medical, Inc. *	680	88,556

		318,448

Health Care Providers & Services — 2.9%
1Life Healthcare, Inc. *	536	20,948
Acadia Healthcare Co., Inc. *	984	56,250
Accolade, Inc. * (a)	811	36,801
Amedisys, Inc. *	271	71,880
Signify Health, Inc., Class A *	466	13,636

		199,515

Health Care Technology — 0.6%
Evolent Health, Inc., Class A * (a)	2,132	43,074

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Hotels, Restaurants & Leisure — 5.1%
Boyd Gaming Corp. *	1,542	90,901
Caesars Entertainment, Inc. *	542	47,417
Penn National Gaming, Inc. * (a)	453	47,532
Planet Fitness, Inc., Class A *	793	61,287
Texas Roadhouse, Inc. *	1,035	99,252

		346,389

Household Durables — 2.5%
Helen of Troy Ltd. *	390	82,065
Sonos, Inc. *	1,194	44,725
Tri Pointe Homes, Inc. *	2,067	42,084

		168,874

Industrial Conglomerates — 0.7%
Carlisle Cos., Inc.	309	50,800

Insurance — 0.2%
Lemonade, Inc. *	157	14,592

Interactive Media & Services — 1.0%
Eventbrite, Inc., Class A * (a)	1,965	43,550
MediaAlpha, Inc., Class A *	796	28,202

		71,752

Internet & Direct Marketing Retail — 0.5%
RealReal, Inc. (The) * (a)	1,661	37,599

IT Services — 3.0%
DigitalOcean Holdings, Inc. *	453	19,105
Globant SA (Argentina) *	343	71,265
I3 Verticals, Inc., Class A * (a)	1,212	37,718
LiveRamp Holdings, Inc. *	755	39,169
Repay Holdings Corp. * (a)	1,673	39,271

		206,528

Life Sciences Tools & Services — 1.1%
Berkeley Lights, Inc. *	383	19,224
Personalis, Inc. * (a)	1,380	33,970
Seer, Inc. * (a)	494	24,689

		77,883

Machinery — 3.7%
Graco, Inc.	880	63,053
ITT, Inc.	1,021	92,854
John Bean Technologies Corp.	710	94,695

		250,602

Media — 1.6%
Cardlytics, Inc. * (a)	446	48,913
New York Times Co. (The), Class A	1,206	61,042

		109,955

Multiline Retail — 0.4%
Ollie’s Bargain Outlet Holdings, Inc. * (a)	308	26,799

Pharmaceuticals — 1.5%
Arvinas, Inc. *	817	54,016
Revance Therapeutics, Inc. * (a)	1,710	47,787

		101,803

Professional Services — 0.9%
ManTech International Corp., Class A	723	62,824

Road & Rail — 1.7%
Saia, Inc. *	518	119,341

Semiconductors & Semiconductor Equipment — 7.1%
Cree, Inc. * (a)	721	77,960
Enphase Energy, Inc. *	223	36,128
Entegris, Inc.	849	94,950
Inphi Corp. *	324	57,843
MKS Instruments, Inc.	540	100,060
Semtech Corp. *	814	56,194
SolarEdge Technologies, Inc. *	224	64,352

		487,487

Software — 11.0%
ACV Auctions, Inc., Class A *	567	19,623
Anaplan, Inc. *	1,145	61,676
Avalara, Inc. *	156	20,781
Bill.Com Holdings, Inc. *	170	24,733
Blackline, Inc. * (a)	669	72,467
CyberArk Software Ltd. *	314	40,590
Digital Turbine, Inc. *	512	41,182
Duck Creek Technologies, Inc. * (a)	1,372	61,954
Elastic NV *	518	57,646
Envestnet, Inc. * (a)	1,019	73,632
Everbridge, Inc. * (a)	437	52,940
JFrog Ltd. (Israel) * (a)	610	27,060
Medallia, Inc. * (a)	1,150	32,074
Q2 Holdings, Inc. *	472	47,291
Smartsheet, Inc., Class A *	1,023	65,381
Vertex, Inc., Class A *	1,174	25,798
Viant Technology, Inc., Class A *	536	28,359

		753,187

Specialty Retail — 4.3%
Floor & Decor Holdings, Inc., Class A *	633	60,460
Leslie’s, Inc. * (a)	791	19,379
Lithia Motors, Inc., Class A	261	101,679
National Vision Holdings, Inc. * (a)	1,961	85,955
Petco Health & Wellness Co., Inc. * (a)	1,362	30,182

		297,655

Trading Companies & Distributors — 3.1%
Applied Industrial Technologies, Inc.	823	75,075
Rush Enterprises, Inc., Class A	1,116	55,618
SiteOne Landscape Supply, Inc. * (a)	492	84,063

		214,756

TOTAL COMMON STOCKS (Cost $4,544,686)		6,774,004

	No. of Rights (000)
RIGHTS — 0.0% (b)
Biotechnology — 0.0% (b)
Clementia Pharmaceuticals, Inc. (France) * ‡ (Cost $ —)	927	—	(c)

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 7.1%
INVESTMENT COMPANIES — 0.7%
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (d) (e) (Cost $47,067)	47,063	47,087

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 6.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13% (d) (e)	392,323	392,362
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (d) (e)	43,737	43,737

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $436,100)		436,099

TOTAL SHORT-TERM INVESTMENTS (Cost $483,167)		483,186

Total Investments — 106.0% (Cost $5,027,853)		7,257,190
Liabilities in Excess of Other Assets — (6.0)%		(408,684)

Net Assets — 100.0%		6,848,506

Percentages indicated are based on net assets.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt

(a)	The security or a portion of this security is on loan at March 31, 2021. The total value of securities on loan at March 31, 2021 is $438,856.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of March 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks	$6,774,004	$—	$—		$6,774,004
Rights	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	47,087	—	—		47,087
Investment of Cash Collateral from Securities Loaned	436,099	—	—		436,099

Total Short-Term Investments	483,186	—	—		483,186

Total Investments in Securities	$7,257,190	$—	$—	(a)	$7,257,190

(a)	Amount rounds to less than one thousand.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

	For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (a)(b)	$123,428	$1,503,472	$1,579,785	$(13)	$(15)	$47,087	47,063	$120	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13% (a)(b)	284,105	1,326,150	1,217,800	(90)	(3)	392,362	392,323	615	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a)(b)	32,903	604,707	593,873	—	—	43,737	43,737	17	—

Total	$440,436	$3,434,329	$3,391,458	$(103)	$(18)	$483,186		$752	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.